Concentration and risks (Details) ¥ in Thousands, $ in Thousands			1 Months Ended	12 Months Ended
	Mar. 18, 2019 USD ($)	Mar. 18, 2019 CNY (¥)	Mar. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($) item	Dec. 31, 2018 CNY (¥) item	Dec. 31, 2017 CNY (¥) item	Dec. 31, 2016	Dec. 31, 2018 CNY (¥)
Concentration and risks
Amount of principal and interest of unsecured loan								¥ 138,089
Maximum potential future payment								606,277
Amounts due from related parties				$ 69,148		¥ 229,026		475,426
Ganzhou Jimu Micro Finance Co., Ltd
Concentration and risks
Purchase price				33,500	¥ 230,000
Ganzhou Jimu Micro Finance Co., Ltd | Subsequent event
Concentration and risks
Purchase price			¥ 230,000
Jimu Group
Concentration and risks
Amounts due from related parties				69,100		¥ 228,548		475,426
Jimu Group | RMB dominated
Concentration and risks
Amounts due from related parties				42,900				294,900
Jimu Group | US dominated
Concentration and risks
Amounts due from related parties				$ 21,400				146,600
Jimu Group | Ganzhou Jimu Micro Finance Co., Ltd | Subsequent event
Concentration and risks
Purchase price	$ 33,500	¥ 230,000
Cooperation concentration risk | Total Revenue | Five Business Partners
Concentration and risks
Concentration risk (as a percentage)				39.50%	39.50%	65.10%	70.20%
Number of Business Partners | item				5	5	5
Cooperation concentration risk | Total Revenue | Qunar
Concentration and risks
Concentration risk (as a percentage)				18.40%	18.40%	46.20%	55.80%
Concentration of Funding Partners | Loans facilitated | Jimu Box
Concentration and risks
Concentration risk (as a percentage)				62.00%	62.00%	81.00%	99.00%
Credit risk
Concentration and risks
Amount of principal and interest of unsecured loan				$ 20,084				138,089
Maximum potential future payment				$ 88,200				¥ 606,300
Number of timely repay the principal and interest due (in days)				60 days	60 days